Organization and Summary of Significant Accounting Policies (Details) - USD ($)			12 Months Ended
	Aug. 19, 2021	Aug. 12, 2021	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Maturity terms			180 years
Interest income			$ 400,000
Aggregate offering costs		$ 973,988
Fair value of representative’s unit purchase price		$ 359,900
Description of policy election			The Company has made a policy election in accordance with ASC 480 and will accrete changes in redemption value in additional paid-in capital (or accumulated deficit in the absence of additional paid-in capital) through the time period to complete the Initial Business Combination. In connection with a redemption of shares, any unrecognized accretion will be fully recognized for shares that are redeemed. As of December 31, 2022, the Company had recorded accretion of $8,203,829, with no unrecognized accretion .
Amount of company accretion				$ 1,733,440
Unrecognized accretion				$ 5,015,911
Common stock warrants (in Shares)	187,500